Restricted Short Term Bank Deposits	12 Months Ended
Dec. 31, 2025
Restricted Short Term Bank Deposits [Abstract]
RESTRICTED SHORT TERM BANK DEPOSITS

NOTE 6 - RESTRICTED SHORT TERM BANK DEPOSITS

To secure Eco Wave Power Ltd.’s bank guarantees, Eco Wave Power Ltd. has deposited an amount of $74 (2024 - $63) in Bank Hapoalim Ltd. in short term bank deposits denominated in NIS and bear interest at an average annual rate of prime – 4.4%. The remaining $177 (2024 - $157) were deposited in Banco BPI S.A. and bear no interest (see note 16c). These deposits are subject to regulatory restrictions and are therefore not available for general use by the Group.